SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	369,809	8.30	7.8	992
Granted	26,000	10.12	9.3	-
Exercised	5,787	6.26	4.4	-
Forfeited	13,750	8.53	7.5	-

Outstanding at December 31, 2025	376,272	8.26	7.0	145

Exercisable at December 31, 2025	239,895	7.05	6.3	383